Schedule of Investments (unaudited)	iShares® ESG Aware MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Howmet Aerospace Inc.(a)	506,434	$17,968,278
Huntington Ingalls Industries Inc.	78,744	17,025,240
L3Harris Technologies Inc.	213,643	46,586,993
Raytheon Technologies Corp.	1,094,885	97,127,248
Teledyne Technologies Inc.(a)	46,291	19,417,686
Textron Inc.	249,992	17,116,952
TransDigm Group Inc.(a)	31,158	20,216,557
		235,458,954
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	221,691	21,508,461
Expeditors International of Washington Inc.	387,701	48,730,139
FedEx Corp.	105,854	33,323,898
United Parcel Service Inc., Class B	310,409	66,613,771
		170,176,269
Auto Components — 0.3%
Aptiv PLC(a)	255,774	38,473,525
BorgWarner Inc.	330,532	16,952,986
		55,426,511
Automobiles — 1.4%
General Motors Co.(a)	304,651	18,068,851
Tesla Inc.(a)	358,627	224,220,773
		242,289,624
Banks — 4.2%
Bank of America Corp.	3,751,893	159,042,744
Citigroup Inc.	1,317,991	103,739,072
Huntington Bancshares Inc./OH	2,163,250	34,309,145
JPMorgan Chase & Co.	1,421,248	233,425,771
KeyCorp	725,876	16,724,183
PNC Financial Services Group Inc. (The)	196,844	38,321,590
Regions Financial Corp.	1,637,665	38,337,738
SVB Financial Group(a)	35,522	20,705,418
Truist Financial Corp.	840,464	51,923,866
U.S. Bancorp.	420,450	25,554,951
		722,084,478
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	260,506	20,934,262
Coca-Cola Co. (The)	2,420,613	133,835,693
Keurig Dr Pepper Inc.	635,146	23,474,996
Molson Coors Beverage Co., Class B(a)	341,285	19,903,741
PepsiCo Inc.	884,718	130,885,181
		329,033,873
Biotechnology — 2.2%
AbbVie Inc.	733,930	83,080,876
Alexion Pharmaceuticals Inc.(a)	97,693	17,247,699
Amgen Inc.	317,965	75,656,592
Biogen Inc.(a)	104,356	27,913,143
Exact Sciences Corp.(a)(b)	180,330	19,931,875
Gilead Sciences Inc.	865,297	57,204,785
Horizon Therapeutics PLC(a)	182,024	16,684,320
Moderna Inc.(a)	123,521	22,852,620
Regeneron Pharmaceuticals Inc.(a)	37,514	18,848,159
Vertex Pharmaceuticals Inc.(a)	192,541	40,169,829
		379,589,898
Building Products — 1.0%
Allegion PLC	122,900	17,264,992
Carrier Global Corp.	418,952	19,242,465
Fortune Brands Home & Security Inc.	165,445	17,067,306
Security	Shares	Value

Building Products (continued)
Johnson Controls International PLC	913,488	$60,783,492
Owens Corning	160,632	17,131,403
Trane Technologies PLC	253,651	47,280,546
		178,770,204
Capital Markets — 3.4%
Ameriprise Financial Inc.	66,392	17,251,297
Bank of New York Mellon Corp. (The)	746,463	38,875,793
BlackRock Inc.(c)	106,243	93,179,361
Charles Schwab Corp. (The)	573,626	42,362,280
CME Group Inc.	186,890	40,884,056
FactSet Research Systems Inc.	56,029	18,733,856
Goldman Sachs Group Inc. (The)	117,848	43,841,813
Intercontinental Exchange Inc.	151,790	17,134,055
Invesco Ltd.	614,982	17,545,437
Moody's Corp.	101,817	34,144,331
Morgan Stanley.	966,012	87,858,791
Northern Trust Corp.	255,173	30,924,416
S&P Global Inc.	121,299	46,029,332
State Street Corp.	331,192	28,807,080
T Rowe Price Group Inc.	157,854	30,205,363
		587,777,261
Chemicals — 2.0%
Air Products & Chemicals Inc.	84,996	25,469,901
Corteva Inc.	369,362	16,805,971
Dow Inc.	240,756	16,472,526
DuPont de Nemours Inc.	332,556	28,130,912
Ecolab Inc.	267,708	57,578,637
International Flavors & Fragrances Inc.	171,347	24,274,730
Linde PLC.	289,784	87,109,070
LyondellBasell Industries NV, Class A.	176,252	19,849,500
Mosaic Co. (The)	460,657	16,648,144
PPG Industries Inc.	180,413	32,423,824
Sherwin-Williams Co. (The)	90,934	25,782,517
		350,545,732
Commercial Services & Supplies — 0.2%
Copart Inc.(a)	138,318	17,844,405
Waste Management Inc.	121,028	17,026,219
		34,870,624
Communications Equipment — 0.9%
Cisco Systems Inc.	2,415,279	127,768,259
Motorola Solutions Inc.	120,839	24,809,455
		152,577,714
Consumer Finance — 0.7%
Ally Financial Inc.	417,903	22,863,473
American Express Co.	560,194	89,703,866
Discover Financial Services	144,520	16,946,415
		129,513,754
Containers & Packaging — 0.3%
Amcor PLC.	2,315,341	27,321,024
Ball Corp.	192,638	15,827,138
International Paper Co.	266,337	16,805,865
		59,954,027
Distributors — 0.2%
LKQ Corp.(a)	334,347	17,038,323
Pool Corp.	39,189	17,107,958
		34,146,281
Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B(a)	509,499	147,469,390

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	249,042	$16,317,232
		163,786,622
Diversified Telecommunication Services — 1.1%
AT&T Inc.	2,816,717	82,895,981
Verizon Communications Inc.	1,851,414	104,586,377
		187,482,358
Electric Utilities — 1.3%
Edison International.	295,513	16,510,311
Eversource Energy	553,277	44,920,560
Exelon Corp.	901,114	40,658,264
NextEra Energy Inc.	1,713,334	125,450,315
		227,539,450
Electrical Equipment — 0.3%
Eaton Corp. PLC	115,800	16,819,950
Emerson Electric Co.	178,752	17,104,779
Rockwell Automation Inc.	64,444	16,995,172
		50,919,901
Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	230,357	18,288,042
Corning Inc.	386,328	16,855,491
Keysight Technologies Inc.(a)	136,387	19,418,781
TE Connectivity Ltd.	130,605	17,720,486
Trimble Inc.(a)	303,378	23,599,775
Zebra Technologies Corp., Class A(a)	36,640	18,211,912
		114,094,487
Energy Equipment & Services — 0.3%
Baker Hughes Co.	713,207	17,402,251
Schlumberger Ltd.	1,267,995	39,726,283
		57,128,534
Entertainment — 1.9%
Activision Blizzard Inc.	231,938	22,555,970
Electronic Arts Inc.	124,135	17,742,616
Netflix Inc.(a)	189,938	95,502,726
Roku Inc.(a)	54,644	18,945,621
Walt Disney Co. (The)(a)	940,232	167,972,447
		322,719,380
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	274,237	70,056,584
Boston Properties Inc.	156,150	18,356,994
Crown Castle International Corp.	251,942	47,743,009
Digital Realty Trust Inc.	115,179	17,456,529
Equinix Inc.	71,144	52,413,208
Equity Residential	282,467	21,877,069
Healthpeak Properties Inc.	1,002,618	33,467,389
Host Hotels & Resorts Inc.(a)	982,270	16,865,576
Iron Mountain Inc.	392,009	17,068,072
Prologis Inc.	465,321	54,833,427
Regency Centers Corp.	268,440	17,341,224
SBA Communications Corp.	59,202	17,649,300
Simon Property Group Inc.	168,918	21,704,274
Ventas Inc.	314,606	17,444,903
Welltower Inc.	311,863	23,317,996
Weyerhaeuser Co.	853,011	32,380,297
		479,975,851
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	178,383	67,476,938
Kroger Co. (The)	644,451	23,831,798
Sysco Corp.	268,857	21,777,417
Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	409,905	$21,585,597
		134,671,750
Food Products — 1.5%
Archer-Daniels-Midland Co.	487,074	32,405,033
Bunge Ltd.	224,254	19,469,732
Campbell Soup Co.	345,863	16,833,152
Conagra Brands Inc.	452,601	17,244,098
General Mills Inc.	434,599	27,318,893
Hormel Foods Corp.	518,200	25,153,428
JM Smucker Co. (The)	127,873	17,044,192
Kellogg Co.	638,301	41,802,333
Lamb Weston Holdings Inc.	219,771	18,128,910
McCormick & Co. Inc./MD, NVS	208,391	18,559,302
Mondelez International Inc., Class A	502,035	31,894,284
		265,853,357
Gas Utilities — 0.2%
Atmos Energy Corp.	173,688	17,224,639
UGI Corp.	413,294	19,032,189
		36,256,828
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories.	586,210	68,381,397
Align Technology Inc.(a)	34,696	20,475,844
Baxter International Inc.	206,060	16,921,647
Becton Dickinson and Co.	100,437	24,294,706
Danaher Corp.	194,673	49,863,542
Dexcom Inc.(a)(b)	68,224	25,201,263
Edwards Lifesciences Corp.(a)	469,032	44,980,169
Hologic Inc.(a)	290,242	18,302,661
IDEXX Laboratories Inc.(a)	66,626	37,184,637
Insulet Corp.(a)(b)	97,218	26,216,778
Intuitive Surgical Inc.(a)	53,655	45,187,168
Medtronic PLC	278,997	35,318,230
Novocure Ltd.(a)	97,554	19,901,016
ResMed Inc.	109,945	22,632,178
STERIS PLC	86,851	16,576,382
West Pharmaceutical Services Inc.	142,491	49,517,047
		520,954,665
Health Care Providers & Services — 2.6%
Anthem Inc.	106,651	42,470,561
Cardinal Health Inc.	302,423	16,956,858
Centene Corp.(a)	241,970	17,808,992
Cigna Corp.	228,310	59,098,043
CVS Health Corp.	527,243	45,574,885
DaVita Inc.(a)	137,300	16,485,611
HCA Healthcare Inc.	169,639	36,436,761
Humana Inc.	60,165	26,334,220
Laboratory Corp. of America Holdings(a)	68,046	18,677,266
Quest Diagnostics Inc.	155,413	20,463,230
UnitedHealth Group Inc.	376,114	154,928,879
		455,235,306
Health Care Technology — 0.3%
Cerner Corp.	333,703	26,112,260
Teladoc Health Inc.(a)(b)	127,367	19,178,923
		45,291,183
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings Inc.(a)	18,283	43,176,219
Caesars Entertainment Inc.(a)	170,090	18,276,170
Chipotle Mexican Grill Inc.(a)	12,819	17,587,412

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	122,801	$17,588,787
Hilton Worldwide Holdings Inc.(a)	300,396	37,630,607
Marriott International Inc./MD, Class A(a)	122,066	17,526,236
McDonald's Corp.	318,367	74,462,858
MGM Resorts International.	452,860	19,414,108
Royal Caribbean Cruises Ltd.(a)	201,938	18,834,757
Starbucks Corp.	456,583	51,995,672
Vail Resorts Inc.(a)	56,011	18,308,876
		334,801,702
Household Durables — 0.2%
DR Horton Inc.	178,485	17,007,836
Newell Brands Inc.	581,863	16,693,649
		33,701,485
Household Products — 1.5%
Clorox Co. (The)	134,592	23,786,444
Colgate-Palmolive Co.	676,628	56,687,894
Kimberly-Clark Corp.	340,435	44,471,024
Procter & Gamble Co. (The)	1,071,044	144,430,283
		269,375,645
Industrial Conglomerates — 1.6%
3M Co.	477,604	96,972,716
General Electric Co.	3,567,813	50,163,451
Honeywell International Inc.	415,725	95,995,060
Roper Technologies Inc.	71,840	32,328,718
		275,459,945
Insurance — 2.2%
Aflac Inc.	302,589	17,150,744
Allstate Corp. (The)	122,803	16,776,118
American International Group Inc.	586,215	30,975,601
Aon PLC, Class A.	66,895	16,949,186
Arthur J Gallagher & Co.	116,533	17,084,903
Chubb Ltd.	230,809	39,235,222
Hartford Financial Services Group Inc. (The)	258,080	16,865,528
Lincoln National Corp.	243,295	16,979,558
Marsh & McLennan Companies Inc.	440,232	60,906,097
MetLife Inc.	701,496	45,849,779
Progressive Corp. (The).	196,783	19,497,260
Prudential Financial Inc.	326,234	34,897,251
Travelers Companies Inc. (The)	204,980	32,735,306
Willis Towers Watson PLC	64,179	16,773,823
		382,676,376
Interactive Media & Services — 6.1%
Alphabet Inc., Class A(a)	131,523	309,979,983
Alphabet Inc., Class C, NVS(a)	137,242	330,967,317
Facebook Inc., Class A(a)	1,033,459	339,728,977
Match Group Inc.(a)(b)	121,949	17,485,048
Pinterest Inc., Class A(a)(b)	293,838	19,187,621
Snap Inc., Class A, NVS(a)	414,148	25,726,874
Twitter Inc.(a)	324,566	18,824,828
		1,061,900,648
Internet & Direct Marketing Retail — 4.1%
Amazon.com Inc.(a)	194,457	626,748,523
eBay Inc.	344,971	21,001,835
Etsy Inc.(a)	103,351	17,025,010
MercadoLibre Inc.(a)	23,843	32,394,769
Wayfair Inc., Class A(a)(b)	56,597	17,349,244
		714,519,381
Security	Shares	Value

IT Services — 5.4%
Accenture PLC, Class A	294,873	$83,201,366
Automatic Data Processing Inc.	336,871	66,033,453
Cognizant Technology Solutions Corp., Class A	241,477	17,280,094
Fidelity National Information Services Inc.	245,962	36,643,419
Fiserv Inc.(a)	266,693	30,723,034
Global Payments Inc.	86,743	16,802,986
GoDaddy Inc., Class A(a)	210,323	17,027,750
International Business Machines Corp.	609,554	87,617,292
Mastercard Inc., Class A	417,670	150,603,448
Okta Inc.(a)(b)	109,436	24,342,944
PayPal Holdings Inc.(a)	521,312	135,551,546
Square Inc., Class A(a)	173,480	38,602,770
Twilio Inc., Class A(a)	91,432	30,721,152
Visa Inc., Class A	819,476	186,266,895
Western Union Co. (The)	685,160	16,765,865
		938,184,014
Leisure Products — 0.1%
Hasbro Inc.	197,948	18,997,070
Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	360,219	49,757,050
Illumina Inc.(a)	81,884	33,215,426
Mettler-Toledo International Inc.(a)	17,329	22,544,163
Thermo Fisher Scientific Inc.	180,531	84,759,305
Waters Corp.(a)	104,649	33,723,140
		223,999,084
Machinery — 1.9%
Caterpillar Inc.	273,772	66,000,954
Cummins Inc.	113,701	29,252,993
Deere & Co.	136,537	49,303,511
Fortive Corp.	282,089	20,457,094
IDEX Corp.	76,270	16,982,278
Illinois Tool Works Inc.	131,734	30,530,672
Otis Worldwide Corp.	216,071	16,924,841
PACCAR Inc.	182,007	16,664,561
Parker-Hannifin Corp.	53,899	16,608,977
Pentair PLC	251,059	17,315,539
Xylem Inc./NY	457,931	54,090,810
		334,132,230
Media — 1.1%
Cable One Inc.	9,956	18,075,715
Charter Communications Inc., Class A(a)(b)	24,856	17,263,238
Comcast Corp., Class A	1,744,050	100,003,827
Discovery Inc., Class C, NVS(a)	538,715	16,188,386
Fox Corp., Class A, NVS	464,290	17,341,231
Interpublic Group of Companies Inc. (The)	174,869	5,891,337
ViacomCBS Inc., Class B, NVS	444,464	18,854,163
		193,617,897
Metals & Mining — 0.3%
Newmont Corp.	429,929	31,591,183
Nucor Corp.	160,573	16,465,155
		48,056,338
Multi-Utilities — 0.7%
Consolidated Edison Inc.	524,906	40,543,739
Public Service Enterprise Group Inc.	705,386	43,818,578
Sempra Energy	281,042	38,078,381
		122,440,698
Multiline Retail — 0.4%
Target Corp.	276,485	62,739,976

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy Inc.(a)	202,996	$17,234,360
Chevron Corp.	850,826	88,307,230
ConocoPhillips	914,440	50,970,886
EOG Resources Inc.	200,607	16,116,766
Exxon Mobil Corp.	1,829,837	106,807,586
Hess Corp.	297,076	24,900,910
Kinder Morgan Inc.	985,932	18,081,993
Marathon Petroleum Corp.	375,774	23,222,833
Occidental Petroleum Corp.	646,907	16,793,706
ONEOK Inc.	310,347	16,367,701
Phillips 66	250,664	21,110,922
Valero Energy Corp.	209,162	16,816,625
		416,731,518
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	57,552	17,640,839
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,122,357	73,761,302
Catalent Inc.(a)	167,340	17,542,252
Eli Lilly & Co.	385,229	76,945,641
Johnson & Johnson.	1,102,213	186,549,551
Merck & Co. Inc.	1,156,389	87,758,361
Pfizer Inc.	1,842,192	71,348,096
Viatris Inc.	1,057,084	16,109,960
Zoetis Inc.	357,106	63,093,488
		593,108,651
Professional Services — 0.7%
Equifax Inc.	71,823	16,881,278
IHS Markit Ltd.	395,583	41,658,846
Jacobs Engineering Group Inc.	122,731	17,437,620
Leidos Holdings Inc.	165,136	16,967,724
Robert Half International Inc.	211,897	18,814,335
TransUnion.	158,013	16,907,391
		128,667,194
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	371,143	32,578,933
Road & Rail — 1.1%
CSX Corp.	464,224	46,478,107
Kansas City Southern	87,159	25,945,491
Norfolk Southern Corp.	151,232	42,481,069
Uber Technologies Inc.(a)	506,491	25,744,938
Union Pacific Corp.	258,006	57,981,688
		198,631,293
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)(b)	496,825	39,785,746
Analog Devices Inc.	115,274	18,974,100
Applied Materials Inc.	559,162	77,237,047
Broadcom Inc.	119,672	56,524,676
Intel Corp.	2,087,430	119,234,002
Lam Research Corp.	93,093	60,496,486
Marvell Technology Inc.(b)	411,979	19,898,586
Maxim Integrated Products Inc.	187,151	19,091,274
Micron Technology Inc.(a)	490,258	41,250,308
NVIDIA Corp.	315,491	204,999,742
NXP Semiconductors NV.	119,829	25,334,247
ON Semiconductor Corp.(a)	464,670	18,605,387
QUALCOMM Inc.	398,460	53,608,808
Skyworks Solutions Inc.	104,141	17,703,970
Texas Instruments Inc.	648,838	123,162,429
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	144,505	$18,352,135
		914,258,943
Software — 9.4%
Adobe Inc.(a)	272,210	137,351,722
ANSYS Inc.(a)	80,155	27,087,581
Autodesk Inc.(a)	146,438	41,860,767
Cadence Design Systems Inc.(a)	167,420	21,260,666
Crowdstrike Holdings Inc., Class A(a)	90,553	20,116,349
DocuSign Inc.(a)	91,535	18,455,287
Fair Isaac Corp.(a)	34,825	17,623,539
HubSpot Inc.(a)	35,351	17,830,337
Intuit Inc.	167,132	73,385,990
Microsoft Corp.	3,387,891	845,888,625
NortonLifeLock Inc.	653,844	18,085,325
Oracle Corp.	735,472	57,911,065
PTC Inc.(a)	133,729	17,938,408
salesforce.com Inc.(a)	470,153	111,943,429
ServiceNow Inc.(a)	101,929	48,302,114
Slack Technologies Inc., Class A(a)	414,767	18,266,339
Splunk Inc.(a)	149,275	18,092,130
Synopsys Inc.(a)	88,459	22,498,662
VMware Inc., Class A(a)(b)	104,429	16,488,295
Workday Inc., Class A(a)	124,522	28,480,672
Zendesk Inc.(a)	129,086	17,640,893
Zoom Video Communications Inc., Class A(a)(b)	84,769	28,103,466
		1,624,611,661
Specialty Retail — 2.2%
Best Buy Co. Inc.	252,943	29,402,094
CarMax Inc.(a)	137,189	15,802,801
Home Depot Inc. (The).	564,580	180,050,208
Lowe's Companies Inc.	399,705	77,874,525
Ross Stores Inc.	132,937	16,801,908
TJX Companies Inc. (The)	566,931	38,290,520
Tractor Supply Co.	92,526	16,811,974
		375,034,030
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	7,558,358	941,846,990
Hewlett Packard Enterprise Co.	1,583,034	25,265,223
HP Inc.	732,074	21,398,523
Western Digital Corp.	223,394	16,805,931
		1,005,316,667
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica Inc.(a)	69,659	22,508,913
Nike Inc., Class B	636,884	86,909,191
VF Corp.	321,141	25,601,360
		135,019,464
Trading Companies & Distributors — 0.3%
Fastenal Co.	388,653	20,614,155
WW Grainger Inc.	78,559	36,306,828
		56,920,983
Water Utilities — 0.1%
American Water Works Co. Inc.	113,175	17,544,388

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	174,084	24,624,182

Total Common Stocks — 99.5%
(Cost: $13,980,174,197)		17,279,416,111

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	69,042,183	$69,083,608
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	32,978,000	32,978,000
		102,061,608
Total Short-Term Investments — 0.6%
(Cost: $102,054,650)		102,061,608

Total Investments in Securities — 100.1%
(Cost: $14,082,228,847)		17,381,477,719
Other Assets, Less Liabilities — (0.1)%		(18,932,170)
Net Assets — 100.0%		$17,362,545,549

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,563,398	$65,540,933	(a)	$—	$(20,576)	$(147)	$69,083,608	69,042,183	$231,663	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,098,000	16,880,000	(a)	—	—	—	32,978,000	32,978,000	7,398		—
BlackRock Inc.	38,648,494	41,114,940		(13,849,642)	3,687,418	23,578,151	93,179,361	106,243	959,986		—
					$3,666,842	$23,578,004	$195,240,969		$1,199,047		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	319	06/18/21	$67,028	$1,552,669

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,279,416,111	$—	$—	$17,279,416,111
Money Market Funds	102,061,608	—	—	102,061,608
	$17,381,477,719	$—	$—	$17,381,477,719
Derivative financial instruments(a)
Assets
Futures Contracts	$1,552,669	$—	$—	$1,552,669

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares